Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Trade accounts receivable	$ 890	$ 930
Unbilled accounts receivable	727	887
Allowance for credit losses	(68)	(58)	$ (53)
Total accounts receivable	1,549	1,759
Income tax receivable	78	0
Other	191	580
Accounts receivable and other current assets	$ 1,818	$ 2,339